Corporate Information (Details)	Aug. 14, 2020
Cure Vac B.V.
Disclosure of detailed information about business combination [line items]
Share split ratio	133.0778
Ownership percentage	100.00%
CureVac N.V.
Disclosure of detailed information about business combination [line items]
Voting interests held	100.00%